As filed with the Securities and Exchange Commission on June 29, 1998


                                            1933 Act Registration No. 33-89090
                                            1940 Act Registration No. 811-8966

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                                                   ---
                         Pre-Effective Amendment No.   [   ]
                                                    --  ---
                      Post-Effective Amendment No. 7  [ X ]
                                                  --   ---

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                       ---
                              Amendment No. 9 [ X ]
                                               ---
                        (Check appropriate box or boxes.)


                          LEGG MASON FOCUS TRUST, INC.
               (Exact name of registrant as specified in charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

                            CHARLES A. BACIGALUPO
                               100 Light Street
                          Baltimore, Maryland 21202
                   (Name and address of agent for service)

                                  Copies to:
                            ARTHUR J. BROWN, Esq.
                           STEPHANIE BOURQUE, Esq.
                          Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                         Washington, D.C. 20036-1800
                          Telephone: (202) 778-9000



It is proposed that this filing will become effective:


[   ]  Immediately upon filing pursuant to Rule 485(b)
 ---
[ X ]  On June 30, 1998 pursuant to Rule 485(b)
 ---
[   ]  60 days after filing pursuant to Rule 485 (a)(1).
 ---
[   ]  On                 pursuant to Rule 485 (a)(1)
 ---      ---------------
[   ]  75 days after filing pursuant to Rule 485(a)(2)
 ---
[   ]  On pursuant to Rule 485(a)(2)
 ---


Title of Securities Being Registered:  Shares of Common Stock.

                      Legg Mason Focus Trust, Inc.

                   Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Contents of Registration Statement

      Cross Reference Sheet

      LEGG MASON FOCUS TRUST
      ----------------------

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

                      Legg Mason Focus Trust, Inc.

                    Form N-1A Cross Reference Sheet



    PART A ITEM NO.   PROSPECTUS CAPTION
    --------------    ------------------

     1                Cover Page

     2                Prospectus Highlights; Expenses

     3                Performance Information; Financial Highlights


     4 Investment Objective and Policies; Description of the Corporation and Its Shares

     5                Expenses;  The Fund's  Management and Investment  Adviser;
                      The Fund's Distributor


     6 Prospectus Highlights; Description of the Corporation and Its Shares; How Your Shareholder Account is Maintained; Dividends and Other Distributions; Shareholder Services; Tax Treatment of Dividends and Other Distributions


     7 How You Can Invest in the Fund; How Your Shareholder Account is Maintained; How Net Asset Value is Determined; The Fund's Distributor


     8                How You Can Redeem Your Shares

     9                Not Applicable


    PART B ITEM NO.   STATEMENT OF ADDITIONAL INFORMATION CAPTION
    --------------    -------------------------------------------

     10               Cover Page

     11               Table of Contents

     12               Not Applicable

     13 Additional Information About Investment Limitations and Policies; Portfolio Transactions and Brokerage

     14               The Corporation's Directors and Officers

     15               The Corporation's Directors and Officers


     16 The Fund's Investment Adviser and Manager; The Fund's Distributor; The Fund's Independent Accountants; The Fund's Custodian and Transfer and Dividend-Disbursing Agent


     17               Portfolio Transactions and Brokerage

     18               Not Applicable

     19               Valuation   of  Fund  Shares;   Additional   Purchase  and
                      Redemption Information

     20               Additional Tax Information; Tax-Deferred Retirement Plans

    PART B ITEM NO.   STATEMENT OF ADDITIONAL INFORMATION CAPTION
    --------------    -------------------------------------------


     21               The  Fund's   Distributor;   Portfolio   Transactions  and
                      Brokerage;   The  Fund's   Custodian   and   Transfer  and
                      Dividend-Disbursing Agent


    22                Performance Information

    23                Financial Statements


     PART C
     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          LEGG MASON FOCUS TRUST, INC.
                                   PROSPECTUS

                                TABLE OF CONTENTS


PROSPECTUS HIGHLIGHTS
EXPENSES
FINANCIAL HIGHLIGHTS
PERFORMANCE INFORMATION
INVESTMENT OBJECTIVE AND POLICIES
HOW YOU CAN INVEST IN THE FUND
HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED
HOW YOU CAN REDEEM YOUR SHARES
DIVIDENDS AND OTHER DISTRIBUTIONS
TAX TREATMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS
SHAREHOLDER SERVICES
THE FUND'S MANAGEMENT AND INVESTMENT ADVISER
THE FUND'S DISTRIBUTOR
DESCRIPTION OF THE CORPORATION AND ITS SHARES

ADDRESSES

DISTRIBUTOR:
Legg Mason Wood Walker, Inc.
100 Light Street
P.O. Box 1476
Baltimore, MD 21203-1476
410o539o0000      800o822o5544


TRANSFER AND SHAREHOLDER SERVICING AGENT:
First Data Investors Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406-0903


COUNSEL:
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, DC 20036


INDEPENDENT ACCOUNTANTS:
Coopers & Lybrand, L.L.P.
250 W. Pratt Street
Baltimore, Maryland 21201


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY ANY FUND OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   LEGG MASON
                                FOCUS TRUST, INC.


                              The Art of Investing

                                   Prospectus

                                  June 30, 1998

                            [Legg Mason Funds logo]

                          LEGG MASON FOCUS TRUST, INC.



         This Prospectus sets forth concisely the information about the fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information about the fund dated June 30, 1998 has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from the distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).


         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE  COMMISSION,  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

                                  June 30, 1998



                      Legg Mason Wood Walker, Incorporated
                                100 Light Street
                                  P.O. Box 1476
                            Baltimore, MD 21203-1476
                                  410o539o0000
                                  800o822o5544

PROSPECTUS HIGHLIGHTS

         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus and in the Statement of Additional Information.

         The LEGG MASON FOCUS TRUST, INC. ("Focus Trust") is a non-diversified, open-end management investment company. The Fund seeks to attain maximum long-term capital appreciation with minimum long-term risk to principal by investing primarily in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. Any income realized will be incidental to the Fund's objective. The selection of common stocks will be made through an investment strategy referred to as "focus investing."



         Of course, there can be no assurance that the Fund will achieve its objective. The value of shares of the Fund will fluctuate and your proceeds upon redemption can be less than your purchase price. See "Investment Objectives and Policies," which also includes a discussion of risks.



         Shares of the Fund may be appropriate for investments by Individual Retirement Accounts, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees and other qualified retirement plans (collectively referred to as "Retirement Plans").


DISTRIBUTOR:
Legg Mason Wood Walker, Incorporated

INVESTMENT ADVISER:
Legg Mason Fund Adviser, Inc. ("LMFA")

         PURCHASE METHODS:


         Send bank/personal check or wire federal funds. There is a $1,000 minimum, generally, for initial purchases, and a $100 minimum, generally, for subsequent purchases. Lower minimums for initial and subsequent purchases apply for automatic investments. See "How You Can Invest in the Fund."


         REDEMPTION METHODS:


         Redeem by calling your financial advisor or service provider, or redeem by mail. See "How You Can Redeem Your Shares."


         PUBLIC OFFERING PRICE PER SHARE:

         Net asset value.

         EXCHANGE PRIVILEGE:


         All funds in the Legg Mason Family of Funds. See "Exchange Privilege."


         DIVIDENDS:


         Declared and paid after the end of each taxable year. See "Dividends and Other Distributions."


         REINVESTMENT:

         All dividends and other distributions are automatically reinvested in shares of the Fund unless cash payments are requested.

EXPENSES

         The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The expenses and fees set forth below are based on average net assets and annual Fund operating expenses for the year ended December 31, 1997. Fees are adjusted for current expense limits and fee waiver levels.

Annual Fund Operating Expenses(a)(b)
(as a % of average net assets)
--------------------------------------------------

Management fees                                           0.70%
12b-1 fees                                                1.00%
Other expenses (after fee waivers and                     0.20%
reimbursements)
                                                          -----
Total operating expenses (after fee waivers and           1.90%
reimbursements)


(a) LMFA has agreed to waive management and 12b-1 fees to the extent necessary to limit total operating expenses (exclusive of taxes, brokerage commissions, interest and extraordinary expenses) to 1.90% of the Fund's average daily net assets at least until June 30, 2000. In the absence of such waiver, the management fee, 12b-1 fee, other estimated expenses and total estimated operating expenses for the current fiscal year would have been as follows: .70%, 1.00%, 2.34% and 4.04% of average net assets, respectively.


(b) The expense information has been restated to reflect current fees and expenses.


For further information concerning the Fund's expenses, please see "The Fund's Management and Investment Adviser" and "The Fund's Distributor." Because the Fund pays 12b-1 fees, long-term investors in the Fund may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

         The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund charges no redemption fees of any kind.

     1 Year             3 Years              5 Years              10 Years
     ------             -------              -------              --------
      $19                $60                  $103                  $222

This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same over the time periods shown. The above table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT THE PROJECTED OR ACTUAL PERFORMANCE OF, THE FUND. THE ABOVE TABLE AND EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The actual expenses will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, the extent to which LMFA waives its fee and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

FINANCIAL HIGHLIGHTS

         The financial information in the table that follows has been audited by Coopers & Lybrand, L.L.P., independent accountants. The Fund's financial statements for the year ended December 31, 1997 and the report of Coopers & Lybrand, L.L.P. thereon are included in its annual report and are incorporated by reference in the Statement of Additional Information. The annual report is available to shareholders without charge by calling your Legg Mason or affiliated financial advisor or Legg Mason's Funds Marketing Department at 800-822-5544.

                                                                   YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                                    12/31/97            12/31/96          12/31/95**
                                                                    --------            --------          ----------
Net Asset Value, beginning of period                                 $13.01              $11.17             $ 10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                          (0.11)              (0.05)               0.06
Net realized and unrealized gain on investments                        3.89                1.96                1.17
                                                                       ----                ----                ----
Total from investment operations                                       3.78                1.91                1.23
DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income                                   --                   --                (0.06)
Dividends from net realized gain on investments                       (0.47)              (0.07)                 --
Total distributions                                                   (0.47)              (0.07)              (0.06)
Net Asset Value, end of period                                       $16.32              $13.01             $ 11.17
TOTAL RETURN                                                          29.10%              17.14%              12.29%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                 $8,093              $7,327              $5,061
Ratio of expenses to average net assets after reimbursement            2.00%               2.00%               1.92%(1)(3)
of expenses by Adviser
Ratio of expenses to average net assets before reimbursement           4.04%               4.96%               7.89%(1)
of expenses by Adviser
Ratio of net investment income to average net assets after            (0.74%)             (0.40%)              1.19%(1)
reimbursement of expenses by Adviser
Ratio of net investment income to average net assets before           (2.78%)             (3.36%)             (4.78%)(1)
reimbursement of expenses by Adviser
Portfolio turnover                                                    14.47%+              8.47%               0.00%
Average commission rate paid*                                        $ 0.1006            $ 0.0979               N/A

(1) Annualized

(2) Not annualized

(3) Prior to September 1, 1995, annualized expenses were capped at 1.75%.

+  Portfolio turnover was higher than anticipated due to fund share redemptions.

* Pursuant to SEC regulations effective for fiscal years beginning after September 1, 1995, this is the average commission rate paid on securities purchased and sold by the Fund.

** For the period April 17, 1995 (commencement of operations) to December 31, 1995.

PERFORMANCE INFORMATION

         From time to time the Fund may quote the TOTAL RETURN of its shares in advertisements or in reports or other communications to shareholders. A mutual fund's total return is a measurement of the overall change in value of an investment in the fund, including changes in share price and assuming reinvestment of dividends and other distributions. CUMULATIVE TOTAL RETURN shows the fund's performance over a specific period of time. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded return that would have produced the same cumulative total return if the fund's performance had been constant over the entire period. Average annual returns, which differ from actual year-to-year results, tend to smooth out variations in a fund's returns.

         The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns of the Fund would have been lower if its adviser had not waived certain fees for the fiscal years ended December 31, 1997 and 1996 and the period April 17, 1995 through December 31, 1995.

         Performance figures reflect past performance only and are not intended to and do not indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by calling your Legg Mason or affiliated financial advisor or Legg Mason's Funds Marketing Department at 800-822-5544.

         The average annual total return for the Fund for the period April 17, 1995 (commencement of operations) through December 31, 1997 was 21.59%. For the fiscal year ended December 31, 1997, the annual total return for the Fund was 29.10%.


         Although U.S. equity markets have been very bullish, i.e., have appreciated significantly in recent years, as measured by broad market indexes, the average general equity growth fund, as reported by Lipper Analytical Services, Inc. over the last 25 years, has had an average annual total return of 13.2%, and in some years has shown a net decline in value.



INVESTMENT OBJECTIVE AND POLICIES


         The Fund's investment objective is to seek maximum long-term capital appreciation with minimum long-term risk to principal by investing primarily in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. Any income realized will be incidental to the Fund's objective. The selection of common stocks will be made through an investment strategy referred to as "focus investing," as described below. There can be no assurance that the Fund's investment objective will be achieved. The value of shares of the Fund will fluctuate and your proceeds upon redemption can be less than your purchase price.


         The value of the securities held by the Fund is subject to market risk, including changes in economic conditions, growth rates, profits, interest rates and the market's perception of these securities. The Fund's net asset value will increase and decrease, reflecting fluctuations in the value of securities held by the Fund. Investors should not invest in the Fund unless they are prepared and able to lose a portion of their investment or to maintain or add to their investment during periods of adverse market conditions and should not rely on an investment in the Fund for their short-term financial needs.

         The investment objective of the Fund may not be changed without shareholder approval. Unless otherwise stated in this Prospectus, the Fund's investment policies may be changed by the Fund's Board of Directors without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

         LMFA identifies eligible portfolio securities according to a methodology known as "focus investing." Focus investing is an investment strategy whereby companies (or businesses) are identified and selected as eligible for investment by the examination of all fundamental quantitative and qualitative aspects of the company, the company's management and financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis. Technical analysis often depends on the identification of market cycles and timing techniques.

         Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. Of course, investment results either can be enhanced or diminished by changes in valuation. LMFA theorizes that in shorter periods, changes in valuation tend to dominate investment returns, but as the time horizon lengthens, the economic returns of the business increasingly dominate the investment return.

         A focus investor, according to LMFA, should disregard short-term nuances and instead focus on the long-term economic progress of the investment. The economic progress of a business is determined by its earnings power. The return on shareholder's capital is one measure that distinguishes the operating earnings power of a business.

         LMFA believes that an outstanding business can be identified by focusing on a company's economic competitive position, its financial strength, and the capabilities of the company's management. There are certain business, financial, and management tenets that encapsulate an outstanding business such as those with favorable long-term prospects that are operated by honest and competent people and are available at attractive prices. Focus investors expend much energy determining the difference between a company's intrinsic value and its current price in the marketplace.

         LMFA selects common stocks to be held by the Fund according to focus investing. Such securities will be selected and held for the long term. LMFA is less concerned with short-term price fluctuations and instead seeks to achieve minimum risk to principal together with long-term capital appreciation. For these purposes LMFA ignores technical stock market studies and expends no energy attempting to forecast the general direction of the stock market.


         LMFA will seek maximum long-term capital appreciation for the Fund primarily by purchasing common stocks through "focus investing," as described above. The Fund may also purchase preferred stocks and securities convertible into common stocks, such as convertible bonds and debentures. The securities in which the Fund invests generally will be listed on a national stock exchange or traded on the over-the-counter market. However, the Fund may invest up to 10% of its total assets in securities for which there is no ready market, known as illiquid securities.


         Security selection for the Fund is based on LMFA's analysis of a company's financial characteristics, economic competitive position and an assessment of the quality and capability of the company's management. Companies acceptable for investment by the Fund typically possess, in the opinion of LMFA, favorable long-term prospects, shareholder-oriented management, and strong financial positions including high return on capital, healthy balance sheets, predictability in the growth of earnings, and cash generating abilities in excess of the company's operating needs. The Fund will only invest in those companies which, in LMFA's opinion, are undervalued at the time of purchase.


         While it is the Fund's policy to remain substantially invested in common stocks or securities convertible into common stock, it may invest in non-convertible preferred stock and non-convertible debt securities. The Fund's investment in debt securities will be made only in those considered to be investment grade. Investment grade securities include those securities which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if unrated, are determined to be of comparable quality by LMFA. Securities rated in the fourth highest category (e.g., BBB by Standard & Poor's or Baa by Moody's Investors Service, Inc.), although considered investment grade, may have speculative characteristics and may be subject to greater fluctuations in value than higher rated securities. In the event a security held by the Fund is downgraded below investment grade, LMFA will promptly reassess the risks involved and take such actions as it determines will be in the best interests of the Fund and its shareholders.


         Under normal circumstances, LMFA expects to make concentrated investments in a limited number of companies. The Fund is able to invest more than 5% of its total assets at the time of purchase in the securities of a single issuer. Thus, it would be more susceptible to losses or underperformance if the securities of one or more large holdings declines. This may also increase the volatility of Fund shares. See "Types of Investments and Associated Risks." When purchasing portfolio securities for the Fund, LMFA's philosophy is a buy and hold strategy versus buying for short-term trading. Accordingly, the portfolio turnover rate is not expected to exceed 25%.

         While  the  Fund  has  no  present   intention  to  invest  in  foreign
securities, the Fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"). See "Types of Investments and Associated Risks."

         When, in the opinion of LMFA, a temporary defensive position is warranted, the Fund is permitted to temporarily invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed income securities and repurchase agreements with respect to the foregoing securities. High quality securities are securities that have received a rating from at least one NRSRO in one of the two highest rating categories or, if not rated by any NRSRO, such as U.S. Government securities, have been determined by LMFA to be of comparable quality. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases and redemptions or temporarily during periods when prevailing market conditions call for a defensive posture. The Fund's investment objective may not be achieved at such times when a temporary defensive position is taken.


         The Fund may not use any of the following forms of derivatives or hedging instruments such as options, futures contracts, puts, calls or options on futures contracts, and therefore will not be subject to the risks inherent in these types of investments. The Fund may, however, invest in forward commitments, when-issued securities and delayed-delivery transactions which are considered derivative securities.


         TYPES OF INVESTMENTS AND ASSOCIATED RISKS:

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. The risks inherent in investing in the Fund are those risks which are common to any mutual fund investment. These include the risks that the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities of the Fund.


         The Fund is designed for long-term investors who are willing to accept the risks entailed in seeking long-term growth of capital through investment primarily in common stocks. The Fund is not meant to provide a vehicle for playing short-term swings in the stock market nor is it intended to be a complete investment program. The value of the Fund's portfolio securities will fluctuate based on market and other conditions. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to lose a portion of their investment or to maintain or add to their investment during periods of adverse market conditions and should not rely on an investment in the Fund for their short-term financial needs.


         The Fund is classified as a "non-diversified" investment company within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") which means, in general, that the Fund may invest more than 5% of its total assets in the securities of a single issuer, but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. An investment in the Fund therefore will entail greater price risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers.

         In attempting to achieve its investment objective, the Fund may, in addition to the investment policies stated above, engage in the following practices:

         FOREIGN SECURITIES

         The Fund may invest directly in the securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

         ADRs AND EDRs


         For many foreign securities, there are U.S. dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in a foreign issuer's stock, the Fund may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund has no current intention to invest in unsponsored ADRs and EDRs.

         SECURITIES LENDING

         The Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by LMFA to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

         SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company so long as the investment does not represent more than 3% of the voting stock of the acquired investment company. Investments in other investment companies will cause the Fund (and, indirectly the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations.

INVESTMENT LIMITATIONS

         The Fund has adopted certain fundamental investment limitations that, like its investment objective, can be changed only by a vote of the holders of a majority of the outstanding voting securities of the Fund. For these purposes a "vote of the holders of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment limitations are set forth in the Statement of Additional Information under "Additional Information About Investment Limitations and Policies." Fund policies, unless described as fundamental, can be changed by action of the Board of Directors.

         The fundamental restrictions applicable to the Fund include a prohibition on investing 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry (with the exception of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

HOW YOU CAN INVEST IN THE FUND

         You may purchase shares of the Fund through a brokerage account with Legg Mason, with an affiliate that has an agreement with Legg Mason, or with an unaffiliated entity having an agreement with Legg Mason ("Financial Advisor or Service Provider"). Your Financial Advisor or Service Provider will be pleased to explain the shareholder services available from the Fund and answer any questions you may have. Documents available from your Financial Advisor or Service Provider should be completed if you invest in shares of the Fund through a Retirement Plan.

         Investors who are considering establishing a Retirement Plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. Your Financial Advisor or Service Provider can make available to you forms of plans. The option of investing in these plans through regular payroll deductions may be arranged with Legg Mason and your employer. Additional information with respect to these plans is available upon request from a Financial Advisor or Service Provider.

         Clients of certain institutions that maintain omnibus accounts with the Fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the Fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase Fund shares from Legg Mason without receiving or paying for such other services.


         The minimum initial investment in a Fund account, including investments made by exchange from other Legg Mason funds and investments in a Retirement Plan, is $1,000, and the minimum investment for each purchase of additional shares is $100, except as noted below. For those investing through the Fund's Future First Systematic Investment Plan, payroll deduction plans and plans involving automatic payment of funds from financial institutions or automatic investment of dividends from certain unit investment trusts, minimum initial and subsequent investments are lower. The Fund may change these minimum amount requirements at its discretion.


         You should always furnish your shareholder account number when making additional purchases of shares.

         There are three ways you can invest in the Fund:

         1.       THROUGH A FINANCIAL ADVISOR OR SERVICE PROVIDER

         Shares may be purchased through a Financial Advisor or Service Provider. A Financial Advisor or Service Provider will be pleased to open an account for you, explain to you the shareholder services available from the Fund and answer any questions you may have. After you have established an account, you can order shares from your Financial Advisor or Service Provider in person, by telephone or by mail.

         2.       THROUGH THE FUTURE FIRST SYSTEMATIC INVESTMENT PLAN


         You may also buy shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in the Fund of $50 or more by authorizing the Fund's transfer agent to transfer funds each month from your Legg Mason account or from your checking account. Please contact a Financial Advisor or Service Provider for further information.


         3.       THROUGH AUTOMATIC INVESTMENTS

         Arrangements may be made with some employers and financial institutions, such as banks or credit unions, for regular automatic monthly investments of $50 or more in shares. In addition, it may be possible for dividends from certain unit investment trusts to be invested automatically in shares. Persons interested in establishing such automatic investment programs should contact the Fund through a Financial Advisor or Service Provider.


         Share purchases will be processed at the net asset value next determined after your Financial Advisor or Service Provider has received your order; payment must be made within three business days to Legg Mason. Orders received by your Financial Advisor or Service Provider before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) ("close of the Exchange") on any day the Exchange is open will be executed at the net asset value determined as of the close of the Exchange on that day. Orders received by your Financial Advisor or Service Provider after the close of the Exchange or on days the Exchange is closed will be executed at the net asset value determined as of the close of the Exchange on the next day the Exchange is open. See "How Net Asset Value is Determined." The Fund reserves the right to reject any order for its shares or to suspend the offering of shares for a period of time. Some Service Providers may place other conditions on the purchase of shares. Consult their program literature for further information.


HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED

         When you initially purchase shares, a shareholder account is established automatically for you. Any shares that you purchase or receive as a dividend or other distribution will be credited directly to your account at the time of purchase or receipt. Shares may not be held in, or transferred to, an account with any brokerage firm that does not have an agreement with Legg Mason. The Fund does not issue share certificates.

HOW YOU CAN REDEEM YOUR SHARES

         There are two ways you can redeem your shares. First, you may give your Financial Advisor or Service Provider an order for redemption of your shares in person or by telephone. Please have the following information ready when you call: the name of the Fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number. Second, you may send a written request for redemption to: Legg Mason Focus Trust, Inc., c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476.


         Requests for redemption received by your Financial Advisor or Service Provider before the close of the Exchange on any day when the Exchange is open, will be transmitted to the Fund's transfer agent for redemption at the net asset value per share determined as of the close of the Exchange on that day. Requests for redemption received by your Financial Advisor or Service Provider after the close of the Exchange will be executed at the net asset value determined as of the close of the Exchange on its next trading day. A redemption request received by your Financial Advisor or Service Provider may be treated as a request for repurchase and, if it is accepted, your shares will be purchased at the net asset value per share determined as of the next close of the Exchange.


         Proceeds from your redemption will settle in your brokerage account two business days after trade date. The proceeds of your redemption or repurchase may be more or less than your original cost. If the shares to be redeemed or repurchased were paid for by check (including certified or cashier's checks), within 10 business days of the redemption or repurchase request, the proceeds will not be disbursed unless the Fund can be reasonably assured that the check has been collected.

         Written requests for redemption must be in "good order." A redemption request will be considered to be received in "good order" only if:

         1. You have indicated in writing the number of shares (or dollar amount) to be redeemed, the complete Fund name and your shareholder account number;

         2. The written request is signed by you and by any co-owner of the account with exactly the same name or names used in establishing the account;

         3. The written request is accompanied by any certificates representing the shares that have been issued to you, and you have endorsed the certificates for transfer or an accompanying stock power exactly as the name or names appear on the certificates; and

         4. The signatures on the written redemption request and on any certificates for your shares (or an accompanying stock power) have been guaranteed without qualification by a national bank, a state bank, a member firm of a principal stock exchange or other entity described in Rule 17Ad-15 under the Securities Exchange Act of 1934.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the redemption of shares, contact your Financial Advisor or Service Provider.

         The Fund will not be responsible for the authenticity of redemption instructions received by telephone, provided it follows reasonable procedures to identify the caller. The Fund may request identifying information from callers or employ identification numbers. The Fund may be liable for losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures. Telephone redemption privileges are available automatically to all shareholders. Shareholders who do not wish to have telephone redemption privileges should call their Financial Advisor or Service Provider for further instructions.

         Because of the relatively high cost of maintaining small accounts, the Fund may elect to close any account with a current value of less than $500 by redeeming all of the shares in the account and mailing the proceeds to you. However, the Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share. If the Fund elects to redeem the shares in your account, you will be notified that your account is below $500 and will be allowed 60 days to make an additional investment to avoid having your account closed.

         To redeem your Legg Mason Fund retirement account, a Distribution Request Form must be completed and returned to Legg Mason Client Services for processing. This form can be obtained from your Financial Advisor or Service Provider or Legg Mason Client Services in Baltimore, Maryland. Upon receipt of your form, your shares will be redeemed at the net asset value per share determined as of the next close of the Exchange.


         To the extent permitted by law, the Fund reserves the right to take up to seven days to make payment upon redemption if, in the judgment of its adviser, the Fund could be adversely affected by immediate payment. (The Statement of Additional Information describes several other circumstances in which the date of payment may be postponed or the right of redemption suspended.) Some Service Providers may have other procedures for redemption, either in addition to or instead of those described above. Consult your Service Provider's literature for more information.


HOW NET ASSET VALUE IS DETERMINED

         Net asset value per share of the Fund is determined daily as of the close of the Exchange, on every day that the Exchange is open, by subtracting the liabilities attributable to Fund shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. Securities owned by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund intends to distribute its net investment income annually in December. Any net realized gain from the sale of portfolio securities is distributed at least once each year unless it is used to offset losses carried forward from prior years, in which case no such gain will be distributed.

         Dividends and other distributions, if any, on Fund shares held in a Retirement Plan and by shareholders maintaining a Systematic Withdrawal Plan generally are reinvested in Fund Shares on the payment dates. Other shareholders may elect to:

         1.  Receive both dividends and other distributions in Fund shares;

         2.  Receive dividends in cash and other distributions in Fund shares;

         3.  Receive  dividends in Fund shares and other  distributions in cash;
             or

         4.  Receive both dividends and other distributions in cash.

         If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional Fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         In certain cases, shareholders may reinvest dividends and other distributions in shares of another Legg Mason fund. Please contact your Financial Advisor or Service Provider for additional information about this option.

         If no election is made, both dividends and other distributions are credited to your Fund account in Fund shares at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date. Shares received pursuant to any of the first three (reinvestment) elections above also are credited to your account at that net asset value. Shareholders electing to receive dividends and/or other distributions in cash will be sent a check or will have their Legg Mason account credited after the payment date. You may elect at any time to change your option by notifying the Fund in writing at:
Legg Mason Focus Trust, Inc., c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476. Your election must be received at least 10 days before the record date in order to be effective for dividends and other distributions paid to shareholders as of that date.

TAX TREATMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code") so that it will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that it distributes to its shareholders.

         Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) are taxable to its shareholders

(other than Retirement Plans and other tax-exempt or tax-deferred investors) as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or reinvested in Fund shares), when designated as such, are taxable to those shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the holding period of the security and the taxpayer's marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months, and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio security on which the gain was earned, not by how long you have held your Fund shares.

         The Fund sends its shareholders a notice following the end of each calendar year specifying, among other things, the amounts of all dividends and other distributions paid (or deemed paid) during that year. The notice will tell you what portion of the capital gain falls into each of the different tax rate categories mentioned above.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a certified taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of any other Legg Mason fund generally will have similar tax consequences. See "Shareholder Services -- Exchange Privilege." If Fund shares are purchased within 30 days before or after redeeming at a loss other shares of the same Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

         A dividend or other distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income tax. Accordingly, an investor should recognize that a purchase of Fund shares immediately prior to the record date for a dividend or other distribution could cause the investor to incur tax liabilities and should not be made solely for the purpose of receiving the dividend or other distribution.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. In addition to federal income tax, you may also be subject to state, local or foreign taxes on distributions from the Fund, depending on the laws of your home state and locality. A portion of the dividends paid by the Fund attributable to direct U.S. government obligations is not subject to state and local income taxes in most jurisdictions; the Fund's annual notice to shareholders regarding the amount of dividends identifies this portion. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.

SHAREHOLDER SERVICES

         CONFIRMATIONS AND REPORTS

         You will receive from Legg Mason a confirmation after each transaction involving Fund shares (except a reinvestment of dividends, capital gain distributions and shares purchased through the Future First Systematic Investment Plan or through automatic investments).

         An account statement will be sent to you monthly unless there has been no activity in the account or you are purchasing shares only through the Future First Systematic Investment Plan or through automatic investments, in which case an account statement will be sent quarterly. Reports will be sent to the Fund's shareholders at least semiannually showing its portfolio and other information; the annual report for the Fund will contain financial statements audited by its independent accountants.

         Shareholder inquiries should be addressed to: Legg Mason Focus Trust, Inc., c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476.

         SYSTEMATIC WITHDRAWAL PLAN

         You may elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis if you are purchasing or already own shares with a net asset value of $5,000 or more. Shareholders should not purchase shares of the Fund while they are participating in the Systematic Withdrawal Plan with respect to the Fund. Please contact your Financial Advisor or Service Provider for further information.

         EXCHANGE PRIVILEGE

         As a Fund shareholder, you are entitled to exchange your Fund shares for the corresponding class of shares of any of the Legg Mason Funds, provided that (i) such shares are eligible for sale in your state of residence and (ii) the shares are held in a Legg Mason brokerage account or an account at a Financial Advisor or Service Provider eligible to purchase shares of the Legg Mason fund into which you wish to exchange.


         Investments by exchange into the Legg Mason funds sold without an initial sales charge are made at the per share net asset value determined on the same business day as redemption of the Fund shares you wish to exchange. Investments by exchange into the Legg Mason funds sold with an initial sales charge are made at the per share net asset value, plus the applicable sales charge, determined on the same business day as redemption of the Fund shares you wish to redeem; except that no sales charge will be imposed upon proceeds from the redemption of Fund shares to be exchanged that were originally purchased by exchange from a fund on which the same or higher initial sales charge previously was paid.

         There is no charge for the exchange privilege, but the Fund reserves the right to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year. To obtain further information concerning the exchange privilege and prospectuses of other Legg Mason funds, or to make an exchange, please contact your Financial Advisor or Service Provider.

         To effect an exchange by telephone, please call your Financial Advisor or Service Provider with the information described in "How You Can Redeem Your Fund Shares." The other factors relating to telephone redemptions described in that section apply also to telephone exchanges. Please read the prospectus for the other fund(s) carefully before you invest by exchange. The Fund reserves the right to modify or terminate the exchange privilege upon 60 days' notice to shareholders. Some Service Providers may not offer all of the Legg Mason funds for exchange.

THE FUND'S MANAGEMENT AND INVESTMENT ADVISER

         BOARD OF DIRECTORS

         The business and affairs of the Fund are managed under the direction of its Board of Directors.

         INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         The Fund has an investment advisory and management agreement with LMFA which was approved by the Fund's Board of Directors ("Investment Advisory and Management Agreement"). Under the Investment Advisory and Management Agreement, LMFA has responsibility for making investment decisions and placing orders to buy or sell a particular security. It also is obligated to provide the Fund with investment management and administrative services, and to oversee the Fund's relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.


         For the period June 28, 1997 to June 30, 1998, Focus Capital Advisory, L.P. ("Focus Capital") served as the Fund's investment adviser. Prior to June 28, 1997, Lloyd, Leith & Sawin, Inc. served as investment adviser to the Fund.



         For services under the Investment Advisory and Management Agreement, LMFA receives a fee from the Fund, calculated daily and payable monthly, at the annual rate of 0.70% of average daily net assets. During the period January 1, 1997 through June 27, 1997, Lloyd, Leith & Sawin was entitled to receive advisory fees of $26,527, all of which were waived by Lloyd, Leith & Sawin; during the period June 28, 1997 through December 31, 1997, Focus Capital was entitled to receive advisory fees of $26,721, all of which were waived by Focus Capital.



         LMFA acts as adviser or manager to seventeen investment company portfolios which had aggregate assets under management of approximately $12 billion as of April 30, 1998. LMFA's address is 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company.


         Like other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by LMFA and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." LMFA is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.




         FEE WAIVERS


         LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month 1.90% of the Fund's annual average daily net assets, at least until June 30, 2000. The Fund pays all its other expenses which are not assumed by LMFA.


         EXPENSE RATIOS

         For the fiscal year ending December 31, 1997, the ratio of the Fund's expenses to its average net assets (after application of any fee waivers) was 2.00%.


         PORTFOLIO MANAGEMENT

         Robert G. Hagstrom, Jr. serves as Portfolio Manager of the Fund and has been primarily responsible for overseeing all investments made by the Fund since the Fund's inception on April 17, 1995. From 1997 to the date of this Prospectus, he was the General Partner of Focus Capital, the assets of which were purchased by LMFA. From 1992 through 1997 he was a Principal with Lloyd, Leith & Sawin, where he served as Vice President from 1991 to 1992. Mr. Hagstrom received his B.A. and M.A. from Villanova University. He is a member of the Association of Investment Management and Research and the Financial Analysts of Philadelphia. Mr. Hagstrom is a Chartered Financial Analyst and author of two books, titled The Warren Buffett Way: Investment Strategies of the World's Greatest Investor (John Wiley & Sons, November, 1994) and The NASCAR Way: The Business That Drives the Sport (John Wiley & Sons, January, 1998).



         BROKERAGE

         The Fund may use Legg Mason, among others, as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution.

THE FUND'S DISTRIBUTOR

         Legg Mason, a wholly owned subsidiary of Legg Mason, Inc., is the distributor of the Fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with the offering of shares, including any compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and periodic reports used in connection with the offering to prospective investors, after the prospectuses, statements of additional information and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for any supplementary sales literature and advertising costs.


         The Board of Directors of the Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that as compensation for its ongoing services to investors in Fund shares and its activities and expenses related to the sale and distribution of shares, Legg Mason receives from the Fund an annual distribution fee payable from the assets attributable to Fund shares, of up to 0.75% of the average daily net assets attributable to Fund shares; and an annual service fee equal to 0.25% of the average daily net assets attributable to Fund shares. The distribution fee and service fee are calculated daily and paid monthly. The fees received by Legg Mason during any year may be more or less than its cost of providing distribution and shareholder services for Fund shares. Legg Mason has also agreed to waive at least until June 30, 2000 distribution fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage costs and extraordinary expenses) exceed 1.90% of average daily net assets.


         NASD rules limit the amount of annual distribution and service fees that may be paid by mutual funds and impose a ceiling on the cumulative distribution fees received. The Fund's Plan complies with those rules.

         Legg Mason may enter into agreements with unaffiliated dealers to sell shares of the Fund. Legg Mason pays such dealers up to 90% of the distribution and shareholder service fees that it receives from the Fund with respect to shares sold by the dealers. The President and Treasurer of the Fund are employed by Legg Mason.


DESCRIPTION OF THE CORPORATION AND ITS SHARES

         Legg Mason Focus Trust, Inc. was established as a Maryland corporation on January 27, 1995. It has authorized capital of 100 million shares of common stock, par value $0.001 per share and may issue additional series of shares. The Fund currently offers one class of shares.

         Shareholders of the Fund are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholders' meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and approval of a plan of distribution pursuant to Rule 12b-1). The Fund will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to the Fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

                          LEGG MASON FOCUS TRUST, INC.


                       STATEMENT OF ADDITIONAL INFORMATION



                                  JUNE 30, 1998



MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus (dated June 30, 1998), which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Prospectus are available without charge from the Fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), at (410) 539-0000.

      The LEGG MASON FOCUS TRUST, INC. ("Focus Trust") is a non-diversified open-end management investment company. The Fund seeks to attain maximum long-term capital appreciation with minimum long-term risk to principal by investing primarily in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. Any income realized will be incidental to the Fund's objective. The selection of common stocks will be made through an investment strategy referred to as "Focus Investing."


      The Fund pays investment advisory and management fees to Legg Mason Fund Adviser, Inc. ("LMFA"). The Fund also pays a 12b-1 distribution fee.
See "The Fund's Distributor."

                             LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------

                                100 LIGHT STREET
                                  P.O. BOX 1476
                            BALTIMORE, MARYLAND 21202
                          (410) 539-0000 (800) 822-5544


      ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES

      The investment restrictions set forth below are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940 Act ("1940 Act")) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.


      Except as set forth under "Investment Objective and Policies" in the Prospectus, the Fund may not:


      (1) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

      (2) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

      (3)   Purchase or sell commodities or commodity contracts;

      (4) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

      (5) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required;

      (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

      (7)   Invest in puts, calls, straddles or combinations thereof;

      (8) Participate on a joint or joint and several basis in any securities trading account;

      (9) Make investments in securities for the purpose of exercising control;

      (10) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 25% of the outstanding voting securities of such issuer;


      (11) Invest more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of issuers whose principal business activities are in the same industry. For this purpose, "industry" does not include the U.S. Government, its agencies or instrumentalities; or


      (12) Purchase securities of issuers having less than three years' continuous operation, if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets. Such three year periods shall include the operation of any predecessor company or companies.

      Although not considered fundamental, the Fund will not invest: (1) more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stock; and, (2) purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors of the Fund or of its investment manager who own more than 1/2 of 1%, own in the aggregate, more than 5% of the outstanding securities of such issuer.


                              *     *     *     *


     The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Directors without the approval of the shareholders of the Fund. Shareholders, however, will be notified within thirty (30) days of any changes in the investment policies.

CONVERTIBLE SECURITIES

      The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

BORROWING

      The Fund has a fundamental policy that it may not borrow money, except (1) from banks for temporary or emergency purposes and not for leveraging or investment and (2) to enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three business days thereafter or such longer period as the U.S. Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while the Fund has an outstanding borrowing that exceeds 5% of the Fund's net assets.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

      The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" and "delayed delivery" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. They involve the risk that the price or yield available in the market may be less favorable than the price or yield available when the delivery takes place. The Fund's when-issued purchases, forward commitments and delayed delivery transactions in total will not exceed 5% of the value of the Fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment.

      Although the Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will normally realize a capital gain or loss in connection with these transactions.

      When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account: cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

LOANS OF PORTFOLIO SECURITIES

      The Fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time it has no intention of lending portfolio securities in the foreseeable future. The Fund may lend portfolio securities, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the Fund.

ILLIQUID SECURITIES

      The Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued by the Fund. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. Repurchase agreements with deemed maturities in excess of seven days and certain securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under SEC Rule 144A (known as "restricted securities") are subject to this 10% limit. LMFA determines the liquidity of the Fund's securities, under supervision of the Board of Directors.

PORTFOLIO TURNOVER RATE

      Generally, the Fund will purchase portfolio securities for capital appreciation and not for short-term trading profits. Due to the nature of "focus investing," however, LMFA anticipates that the portfolio turnover levels will be held at low levels. This is consistent with the Fund's buy and hold strategy. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Fund will not exceed 25%. Portfolio turnover rates may vary from year to year as well as within a particular year.

REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements. The Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by LMFA, pursuant to guidelines established by the Fund's Board of Directors. During the term of any repurchase agreement, LMFA will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.


      The repurchase price under the repurchase agreements described above generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered loans by the Fund under the 1940 Act.


      The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by LMFA. LMFA will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS

      The Fund may enter into reverse repurchase agreements but it does not currently have the intention of doing so in the foreseeable future. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

RESTRICTED SECURITIES AND RULE 144A SECURITIES

      Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Some restricted securities may be illiquid securities.

      The Fund may invest in securities that are exempt under SEC Rule 144A from the registration requirements of the Securities Act of 1933. Those securities, purchased under Rule 144A, are traded among qualified institutional investors and may be subject to the Fund's limitation on illiquid investment.

      Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investment in securities of issues which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Directors.

OTHER INVESTMENTS

      Subject to prior disclosure to shareholders, the Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                           ADDITIONAL TAX INFORMATION

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify for any taxable year, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities of foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one to each issuer, to not more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

      To the extent the Fund qualifies for treatment as a regulated investment company, it generally will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December to shareholders of record during such month and paid during January of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

      Shareholders generally will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extend attributable to the Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund, and are not eligible for the dividends received deduction. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend paid to the shareholder with respect to such shares.

      Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Generally, the amount of the original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of the amount is not received until a later time, usually when the debt security matures.

      Some debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity. In the case of certain short-term debt securities with market discount, the amount of the market discount is included in income over the remaining term of the debt security, even though payment of the amount is not received until a later time, usually when the debt security matures.

      The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax as if the tax had actually been payable in such prior taxable years) even though the Fund distributed the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If this election were made, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock.

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If Section 988 losses exceed other net investment income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

      Upon the sale or exchange of shares in the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and generally will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of capital gain dividends, and the portion of its dividends which may be eligible for the 70% dividend-received deduction.

      The above discussion and the related tax discussion in the Prospectus are general in nature and are not intended to be complete discussions of all applicable federal tax consequences relating to an investment in the Fund. The Fund's legal counsel has expressed no opinion in respect thereof. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions


      If you invest in the Fund, the Prospectus explains that you may buy shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Fund shares of $50 or more by authorizing the Fund's transfer agent to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Fund shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.


      Investors in Fund shares may also buy Fund shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

      If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan


      If you own Fund shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Self-Employed Individual Retirement Plan ("Keogh Plan"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Fund shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Fund shares in your account must be automatically reinvested in Fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.


      Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

      Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption

      The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where LMFA determines that it would be in the best interests of the Fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

      Net asset value of a Fund share is determined daily as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets, less liabilities, by the number of shares outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or Nasdaq Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of the Fund, and the current market value of options sold by the Fund will be subtracted from its net assets.

                             PERFORMANCE INFORMATION

GENERAL

      From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

      From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATION

      Current yield and total return quotations used by the Fund are based on standardized methods of computing performance mandated by SEC Rules. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of applicable charges and fees. This calculation can be expressed as follows:

                Average Annual Total Return = P(1+T)/n/ = ERV

     Where: ERV = ending  redeemable  value at the end of the period  covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

              P = hypothetical initial payment of $1,000.

              n = period  covered  by the  computation,  expressed  in  terms of years.


      The Fund computes its aggregate total return by determining the aggregate compounded rate of return during the specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                     Aggregate Total Return = [ (ERV) - 1 ]
                                                -----
                                                  P

     Where: ERV = ending  redeemable  value at the end of the period  covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

              P = hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Based upon the foregoing calculations, the average annual total return for the Fund for the period April 17, 1995 (commencement of operations) through December 31, 1997 was 21.59%. For the fiscal year ended December 31, 1997, the annual total return for the Fund was 29.10%.

      Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

PERFORMANCE AND ADVERTISEMENTS

      From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

      The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

      In assessing such comparisons of total return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                          TAX-DEFERRED RETIREMENT PLANS

      In general, income earned through the investment of assets of qualified retirement plans is not taxed to the beneficiaries of such plans until the income is distributed to them. Investors who are considering establishing an IRA, Keogh Plan, SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these plans with respect to the Fund through regular payroll deductions may be arranged with a Legg Mason or affiliated financial advisor and your employer. Additional information with respect to these plans is available upon request from any Legg Mason or affiliated financial advisor.

Individual Retirement Account -- IRA

      Certain investors may obtain tax advantages by establishing IRAs. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. A married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that neither contribution exceeds $2,000. If your employer's plan permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

      Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through IRA contributions, up to certain limits, because all dividends and other distributions on your Fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

      Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

      Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

      Education IRA. Although not technically for retirement savings, Education IRAs provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a member of his or her family).

Self-Employed Individual Retirement Plan -- Keogh Plan

      Legg Mason makes available to self-employed individuals a Plan and Trustee Agreement for a Keogh Plan through which Fund shares may be purchased. Investors have the right to use a bank of their own choice to provide these services at their own cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

Simplified Employee Pension Plan -- SEP

      Legg Mason makes available to corporate and other employers a SEP for investment in Fund shares.

Savings Incentive Match Plan for Employees - SIMPLE

      An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make matching contributions up to 3% of each such employee's salary.

      Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply.

                    THE CORPORATION'S DIRECTORS AND OFFICERS

      The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


     JOHN F. CURLEY, JR.* [7/24/39], Chairman of the Board and Director; President and/or Chairman of the Board and Director/Trustee of nine Legg Mason Funds; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason
Wood Walker, Inc. Formerly: Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

      RICHARD G. GILMORE [6/9/27], Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant; Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of eight other Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

      ARNOLD L. LEHMAN [7/18/44], Director; 200 Eastern Parkway, Brooklyn, New York. Director of the Brooklyn Museum of Art; Director/Trustee of eight other Legg Mason funds. Formerly: Director of the Baltimore Museum of Art.

      JILL E. McGOVERN [8/29/44], Director, 400 Seventh Street, N.W., Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of eight other Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991-March 1993), and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

      T.A.  RODGERS  [10/22/34],   Director;  2901  Boston  Street,   Baltimore,
Maryland.   Principal,   T.A.  Rodgers  &  Associates  (management  consulting);

Director/Trustee of eight other Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

      The executive officers of the Fund are:

      EDWARD A. TABER, III* [8/25/43], President; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of Legg Mason Fund Adviser, Inc.; President and/or Director/Trustee of seven other Legg Mason funds. Formerly: Executive Vice President of T. Rowe Price-Fleming International, Inc. (1986-1992) and Director of the Taxable Fixed Income Division at T. Rowe Price Associates, Inc. (1973-1992).

      MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of Legg Mason Fund Advisor, Inc.; Vice President and Treasurer of nine other Legg Mason funds, Bartlett Capital Trust and Western Asset Trust, Inc.; Vice President of Legg Mason Wood Walker, Inc.

      KATHI D. BAIR* [12/15/64], Secretary; Secretary of the Legg Mason funds and Bartlett Capital Trust; Assistant Treasurer of three Legg Mason funds; employee of Legg Mason Wood Walker, Inc. since February 1988.


      W. SHANE HUGHES* [4/24/68], Assistant Secretary; employee of Legg Mason Wood Walker, Inc. since May 1997. Formerly: Supervisor, C. W. Amos & Co. (regional public accounting firm) (1990-1996).


      The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern.

      Officers and directors of the Fund who are "interested persons" of the Fund receive no salary or fees from the Fund. Each Director of the Fund who is not an interested person of the Fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31 of the previous year.


      As of April 1, 1998, the directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's outstanding shares. As of April 1, 1998, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund.

NAME & ADDRESS                                        PERCENTAGE
--------------                                        ----------

Charles Schwab & Co., Inc.                               9.15%
San Francisco, CA

      The  following  table  provides  certain   information   relating  to  the
compensation of the Fund's directors for the fiscal year ended December 31, 1997. None of the Legg Mason funds has any retirement plan for its directors.

                               COMPENSATION TABLE

                                                         TOTAL COMPENSATION FROM
    NAME OF PERSON AND         AGGREGATE COMPENSATION     FUND AND FUND COMPLEX
         POSITION                    FROM FUND*            PAID TO DIRECTORS**


John F. Curley, Jr. - Director         None                      None
Richard G. Gilmore - Director          None                     $29,400
Arnold L. Lehman - Director            None                     $29,400
Jill E. McGovern - Director            None                     $29,400
T. A. Rodgers - Director               None                     $29,400

* Represents fees paid to each director during the fiscal year ended December 31, 1997. None of the Fund's current directors served as a director of the Fund during the fiscal year ended December 31, 1997.

** Represents aggregate compensation paid to each director during the 12 months ended December 31, 1997. There are nine open-end investment companies in the Legg Mason Complex (with a total of seventeen funds).

                  THE FUND'S INVESTMENT ADVISER AND MANAGER


      LMFA, a Maryland Corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as manager and investment adviser to the Fund under an Investment Advisory and Management Agreement with the Fund ("Investment Advisory and Management Agreement"). The Investment Advisory and Management Agreement was approved by the Directors, including a majority who are not "interested persons" of the Fund or LMFA, on May 11, 1998 and by the shareholders on June 24, 1998. From June 27, 1997 to June 30, 1998, Focus
Capital Advisory, L.P. served as the Fund's investment adviser under an investment advisory agreement with the Fund. Prior to June 27, 1997, Lloyd, Leith & Sawin, Inc. served as the Fund's investment adviser under an investment advisory agreement with the Fund.


      The Investment Advisory and Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the Fund. LMFA is responsible for managing the Fund consistent with the Fund's investment objective and policies described in its Prospectus and this Statement of Additional Information. LMFA also is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the Fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Fund who are officers, directors or employees of LMFA. The Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the Fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.


      LMFA receives for its services to the Fund a management fee, calculated daily and payable monthly. LMFA receives from the Fund a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. LMFA has agreed to waive its fees for the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of 1.90% of average net assets until at least June 30, 2000.


      For the period June 28, 1997 through December 31, 1997, Focus Capital Advisory, L.P. served as the Fund's investment adviser. For that period, the adviser was entitled to receive advisory fees of $26,721. However, the adviser agreed to waive its fees and reimburse expenses so that the Fund's annual operating expenses would not exceed 2.00%. Prior to June 28, 1997, Lloyd, Leith & Sawin, Inc. served as investment adviser to the Fund. For the period April 17, 1995 (commencement of operations) through December 31, 1995, the fiscal year ended December 31, 1996 and the period January 1, 1997 through June 27, 1997, Lloyd, Leith & Sawin, Inc. was entitled to receive advisory fees of $15,371, $43,364, and $26,527, respectively. However, Lloyd, Leith & Sawin, Inc. waived its fees to reimburse the Fund for expenses so that the Fund's expenses would not exceed 2.00%.

      Under the Investment Advisory and Management Agreement, the Fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

      Under the Investment Advisory and Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss by the Fund in connection with the performance of the Investment Advisory and Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

      The Investment Advisory and Management Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by LMFA, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

      To mitigate the possibility that the Fund will be affected by personal trading of employees, the Fund and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


      The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.


      The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. In any event, the annual portfolio turnover for the Fund is not expected to exceed 25%. This relatively low portfolio turnover rate reflects LFMA's buy and hold strategy for the portfolio securities held by the Fund.

      Under the Investment Advisory and Management Agreement with the Fund, LMFA is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders for the Fund LMFA also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, LMFA may give consideration to research, statistical and other services furnished by brokers or dealers to LMFA for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to LMFA in connection with services to clients other than the Fund whose brokerage generated the service. LMFA's fee is not reduced by reason of its receiving such brokerage and research services.


      While in the future the Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities, the Fund has no intention of doing so prior to June 30, 2000.


      For the period April 17, 1995 (commencement of operations) through December 31, 1995 and the fiscal years ended December 31, 1996 and 1997, the Fund incurred aggregate brokerage commissions of $6,042, $8,781 and $9,663, respectively.

      Except as permitted by SEC rules or orders, the Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the Fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Fund, unless the affiliate expressly consents by written contract. The Fund's Investment Advisory and Management Agreement expressly provides such consent.

      Investment decisions for the Fund are made independently from those of other funds and accounts advised by LMFA. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

      Legg Mason acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

      The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to Fund shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 1.00% of the Fund's average daily net assets. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

      The Plan was approved by the shareholders on June 24, 1998. The Plan makes clear that, of the aggregate 1.00% fees, 0.75% is paid for distribution services and 0.25% is paid for ongoing services to shareholders. The Plan also specifies that the Fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets attributable to Fund shares, plus interest, as specified in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD"). Legg Mason may pay all or a portion of the fee to its financial advisors. The Plan was approved on May 11, 1998 by the Board of Directors of the Fund including a majority of the directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors").

      In approving the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the Fund's shares would be likely to maintain or increase the amount of compensation paid by the Fund to LMFA.

      In considering the cost of the Plan, the directors gave particular attention to the fact that any payments made by the Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if the Fund's assets were increased, because such fees are calculated as a percentage of the Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

      Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Fund's shares and to maintain and enhance the level of services they provide to the Fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Fund in connection with the Plan. Furthermore, the investment management of the Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

      Prior to the approval of the Plan by shareholders on June 24, 1998, the Fund had no distribution plan.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT


      The Bank of New York, 48 Wall Street, New York, NY 10286 serves as custodian of the Fund's assets. First Data Investor Services Group, Inc. serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts, 02103, serves as sub-transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.


                            THE FUND'S LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the Fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand, L.L.P. has been selected by the Directors to serve as independent accountants for the Fund.

                              FINANCIAL STATEMENTS

      Focus Trust's Financial Statements, including the notes thereto, dated as of December 31, 1997, which have been audited by Coopers & Lybrand, L.L.P. are incorporated by reference from Focus Trust's 1997 Annual Report to Shareholders.

                                                                      Appendix A

                              RATINGS OF SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

CORPORATE BOND RATINGS:

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:

      AAA-This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

      AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

      TABLE OF CONTENTS

PAGE Additional Information About Investment Limitations and Policies

Additional Tax Information

Additional Purchase and Redemption Information

Valuation of Fund Shares

Performance Information

Tax-Deferred Retirement Plans

The Corporation's Directors and Officers

The Fund's Investment Adviser and Manager

Portfolio Transactions and Brokerage

The Fund's Distributor

The Fund's Custodian and Transfer and Dividend-Disbursing Agent

The Fund's Legal Counsel

The Fund's Independent Accountants

Financial Statements

Appendix A


      No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and the Statement of Additional Information do not constitute offerings by the Fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                      LEGG MASON WOOD WALKER, INCORPORATED

                                100 LIGHT STREET
                                  P.O. BOX 1476
                         BALTIMORE, MARYLAND 21203-1476
                           (410)539-0000 (800)822-5544

                          Legg Mason Focus Trust, Inc.

                            PART C. OTHER INFORMATION
                            -------------------------


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements:
       Included in Part A:

       (1) The Financial Highlights for the period from April 17, 1995 (commencement of operations) through December 31, 1995 and the fiscal years ended December 31, 1996 and 1997 (audited).

       Incorporated by reference in Part B:

       (1)      Schedule of  Investments  at December  31, 1997  (audited).
       (2)      Statement  of  Assets  and  Liabilities  at  December  31,  1997
                (audited).
       (3) Statement of Operations for the fiscal year ended December 31, 1997 (audited).
       (4) Statement of Changes in Net Assets for the fiscal years ended December 31, 1996 and 1997 (audited).
       (5)      Notes to Financial Statements.
       (6) Financial Highlights for the period from April 17, 1995 (commencement of operations) through December 31, 1995 and the fiscal years ended December 31, 1996 and 1997 (audited).
       (7)      Report of Independent Accountants.

(b)    Exhibits

       (1)      Articles of Incorporation 1/
       (2)      By-Laws 1/
       (3)      Voting trust agreement -- none.
       (4)      Specimen security -- not applicable.
       (5)      Form of Investment Advisory and Management Agreement 2/
       (6)      Form of Underwriting Agreement 2/
       (7)      Bonus, profit sharing or pension plans -- none.
       (8)      Custody Agreement 1/
       (9)      (i)  Transfer Agent Services Agreement 1/
                (ii) Credit Agreement -- Incorporated herein by reference to the corresponding exhibit of the Post-Effective Amendment No.2 to the registration statement of Legg Mason Global Trust, Inc., filed April 30, 1998.
       (10) Opinion and consent of counsel -- Incorporated herein by reference to the Rule 24f-2 Notice, filed electronically on behalf of Focus Trust, Inc. on February 27, 1997.
       (11) Other opinions, appraisals, rulings and consents -- Accountants' consent -- filed herewith.
       (12)     Financial statements omitted from Item 23 -- none.
       (13)     Agreement for providing initial capital 1/
       (14)     (a) Prototype IRA 3/
                (b) Prototype SEP 3/
                (c) Prototype SIMPLE 3/
       (15)     Form of Plan pursuant to Rule 12b-1 2/
       (16)     Schedule for computation of performance quotations 1/
       (17)(27) Financial Data Schedule -- Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, filed April 29, 1998.
       (18)     Plan Pursuant to Rule 18f-3 -- none.

---------------

1/ Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No.2 to the registration statement of Focus Trust, Inc., filed April 29, 1996.

2/ Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 6 to the Corporation's registration statement, filed May 29, 1998.

3/ Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to the registration statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 31, 1997.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES AS OF APRIL 1, 1998

          674

Item 27.  INDEMNIFICATION

          This item is incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 29, 1998.

Item 28.  BUSINESS AND CONNECTIONS OF INVESTMENT ADVISER

          Legg Mason Fund Adviser, Inc. ("LMFA"), is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. It serves as manager and/or investment adviser to seventeen open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV filed February 17, 1998 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS

(a)   Legg Mason Value Trust, Inc.
      Legg Mason Total Return Trust, Inc.
      Legg Mason Special Investment Trust, Inc.
      Legg Mason Tax-Exempt Trust, Inc.
      Legg Mason Cash Reserve Trust
      Legg Mason Income Trust, Inc.
      Legg Mason Global Trust, Inc.
      Legg Mason Tax-Free Income Fund
      Legg Mason Investors Trust, Inc.
      Western Asset Trust, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

    NAME AND PRINCIPAL      POSITION AND OFFICES WITH  POSITIONS AND OFFICES
    BUSINESS ADDRESS*       UNDERWRITER - LMWW         WITH REGISTRANT
    -----------------       ------------------         ---------------

    Raymond A. Mason        Chairman of the Board      None


    John F. Curley, Jr.     Retired Vice Chairman of   Chairman and Director
                            the Board


    James W. Brinkley       President and Director     None

    Edmund J. Cashman, Jr.  Senior Executive Vice      None
                            President and Director

    Richard J. Himelfarb    Senior Executive Vice      None
                            President and Director

    Edward A. Taber, III.   Senior Executive Vice      President
                            President and Director

    Robert A. Frank         Executive Vice President   None
                            and Director

    Robert G. Sabelhaus     Executive Vice President   None
                            and Director

    Charles A. Bacigalupo   Senior Vice President,     None
                            Secretary and Director

    F. Barry Bilson         Senior Vice President      None
                            and Director

    Thomas M. Daly, Jr.     Senior Vice President      None
                            and Director

    Jerome M. Dattel        Senior Vice President      None
                            and Director

    Robert G. Donovan       Senior Vice President      None
                            and Director

    Thomas E. Hill          Senior Vice President      None
    One Mill Place          and Director
    Easton, MD  21601

    Arnold S. Hoffman       Senior Vice President      None
    1735 Market Street      and Director
    Philadelphia, PA 19103

    Carl Hohnbaum           Senior Vice President      None
    24th Floor              and Director
    Two Oliver Plaza
    Pittsburgh, PA 15222

    William B. Jones, Jr.   Senior Vice President      None
    1747 Pennsylvania       and Director
    Ave., N.W.
    Washington, D.C. 20006

    Laura L. Lange          Senior Vice President      None
                            and Director

    Marvin H. McIntyre      Senior Vice President      None
    1747 Pennsylvania       and Director
    Ave., N.W.
    Washington, D.C. 20006

    Mark I. Preston         Senior Vice President      None
                            and Director

    Joseph Sullivan         Senior Vice President      None
                            and Director

    NAME AND PRINCIPAL      POSITION AND OFFICES WITH  POSITIONS AND OFFICES
    BUSINESS ADDRESS*       UNDERWRITER - LMWW         WITH REGISTRANT
    -----------------       ------------------         ---------------

    M. Walter D'Alessio, Jr.Director                   None
    1735 Market Street
    Philadelphia, PA  19103

    W. William Brab         Senior Vice President      None

    Deepak Chowdhury        Senior Vice President      None
    255 Alhambra Circle
    Coral Gables, FL  33134

    Harry M. Ford, Jr.      Senior Vice President      None

    Dennis A. Green         Senior Vice President      None

    William F. Haneman, Jr. Senior Vice President      None
    One Battery Park Plaza
    New York, NY  10005

    Theodore S. Kaplan      Senior Vice President      None
                            and General Counsel

    Seth J. Lehr            Senior Vice President      None
    1735 Market Street
    Philadelphia, PA 19103

    Horace M. Lowman, Jr.   Senior Vice President      None
                            and Asst. Secretary

    Robert L. Meltzer       Senior Vice President      None
    One Battery Park Plaza
    New York, NY  10004

    Jonathan M. Pearl       Senior Vice President      None
    1777 Reisterstown Road
    Pikesville, MD  21208

    John A. Pliakas         Senior Vice President      None
    125 High Street
    Boston, MA  02110

    Gail Reichard           Senior Vice President      None

    Timothy C. Scheve       Senior Vice President      None
                            and Treasurer

    Elisabeth N. Spector    Senior Vice President      None

    Robert J. Walker, Jr.   Senior Vice President      None
    200 Gibraltar Road
    Horsham, PA  19044

    William H. Bass, Jr.    Vice President             None

    Nathan S. Betnun        Vice President             None

    John C. Boblitz         Vice President             None

    Andrew Bowden           Vice President             None

    D. Stuart Bowers        Vice President             None

    Edwin J. Bradley, Jr.   Vice President             None

    NAME AND PRINCIPAL      POSITION AND OFFICES WITH  POSITIONS AND OFFICES
    BUSINESS ADDRESS*       UNDERWRITER - LMWW         WITH REGISTRANT
    -----------------       ------------------         ---------------

    Scott R. Cousino        Vice President             None

    Joseph H. Davis, Jr.    Vice President             None
    1735 Market Street
    Philadelphia, PA  19380

    Terrence R. Duvernay    Vice President             None
    1100 Poydras Street
    New Orleans, LA  70163

    John R. Gilner          Vice President             None

    Richard A. Jacobs       Vice President             None

    C. Gregory Kallmyer     Vice President             None

    Edward W. Lister, Jr.   Vice President             None

    Marie K. Karpinski      Vice President             Vice President and
                                                       Treasurer

    Mark C. Micklem         Vice President             None
    1747 Pennsylvania Ave.
    Washington, D.C. 20006

    Hance V. Myers, III     Vice President             None
    1100 Poydras Street
    New Orleans, LA  70163

    Gerard F. Petrik, Jr.   Vice President             None

    Douglas F. Pollard      Vice President             None

    K. Mitchell Posner      Vice President             None
    1735 Market Street
    Philadelphia, PA  19103

    Carl W. Reidy, Jr.      Vice President             None

    Jeffrey W. Rogatz       Vice President             None

    Thomas E. Robinson      Vice President             None

    Douglas M. Schmidt      Vice President             None

    Robert W. Schnakenberg  Vice President             None
    1111 Bagby Street
    Houston, TX  77002

    Henry V. Sciortino      Vice President             None
    1735 Market Street
    Philadelphia, PA  19103

    Chris Scitti            Vice President             None

    Eugene B. Shepherd      Vice President             None
    1111 Bagby Street
    Houston, TX  77002-2510

    Lawrence D. Shubnell    Vice President             None

    NAME AND PRINCIPAL      POSITION AND OFFICES WITH  POSITIONS AND OFFICES
    BUSINESS ADDRESS*       UNDERWRITER - LMWW         WITH REGISTRANT
    -----------------       ------------------         ---------------

    Alexsander M. Stewart   Vice President             None
    One World Trade Center
    New York, NY  10048

    Robert S. Trio          Vice President             None
    1747 Pennsylvania
    Ave., N.W.
    Washington, D.C. 20006

    William A. Verch        Vice President             None

    Lewis T. Yeager         Vice President             None

   ---------------------
       * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


          First Data Investor Services Group, Inc.
          3200 Horizon Drive
          King of Prussia, PA 19406-0903


Item 31.  MANAGEMENT SERVICES

          None.

Item 32.  UNDERTAKINGS

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                SIGNATURE PAGE

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 29th day of June, 1998.

                                    Legg Mason Focus Trust, Inc.



                                    By:  /S/ EDWARD A. TABER, III
                                         ------------------------
                                         Edward A. Taber, III
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURE               TITLE                  DATE


   /S/ JOHN F. CURLEY, JR.*   Director               June 29, 1998
   ------------------------
   John F. Curley, Jr.

   /S/ RICHARD G. GILMORE*    Director               June 29, 1998
   -----------------------
   Richard G. Gilmore

   /S/ ARNOLD L. LEHMAN**     Director               June 29, 1998
   ----------------------
   Arnold L. Lehman

   /S/  JILL E. MCGOVERN*     Director               June 29, 1998
   ----------------------
   Jill E. McGovern

   /S/  T.A. RODGERS*         Director               June 29, 1998
   ----------------------
   T.A. Rodgers

*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated June 25, 1998, filed herewith.
**Signature affixed by Marie K. Karpinski pursuant to a power of attorney dated June 24, 1998, filed herewith.

                                POWER OF ATTORNEY


      I, the undersigned Director of the following investment company:

            LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-1A, any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitutes may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.


SIGNATURE                           DATE
---------                           ----

/S/ JOHN F. CURLEY, JR.             June 25, 1998
----------------------
John F. Curley, Jr.


/S/ RICHARD G. GILMORE              June 25, 1998
----------------------
Richard G. Gilmore


----------------------              June   , 1998
Arnold L. Lehman                        --


/S/ JILL E. MCGOVERN                June 25, 1998
----------------------
Jill E. McGovern


/S/ T.A. RODGERS                    June 25, 1998
----------------------
T.A. Rodgers

                                POWER OF ATTORNEY


      I, the undersigned Director of the following investment company:

            LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-1A, any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitutes may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.

SIGNATURE                           DATE
---------                           ----

------------------                  June   , 1998
John F. Curley, Jr.                      --


------------------                  June   , 1998
Richard G. Gilmore                       --


/S/ ARNOLD L. LEHMAN                June 24, 1998
--------------------
Arnold L. Lehman


--------------------                June   , 1998
Jill E. McGovern                         --


--------------------                June   , 1998
T.A. Rodgers                             --